Annual Operating Expenses {- Value Strategies Portfolio} - 02.28 VIP Value Strategies Portfolio Investor PRO-09 - Value Strategies Portfolio - VIP Value Strategies Portfolio-Investor VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.21%
Total annual operating expenses	0.74%